COMMITMENTS - GUARANTEES AND COMMITMENTS (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Guarantees
Financial, labor-related, tax and rental transactions	$ 125,422	$ 156,579
Contractual Obligations	257,844	165,624
Other	20	30
Guarantees and commitments to third parties	$ 383,286	$ 322,233